Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at June 30, 2014, the Company was committed to the following foreign currency forward contracts:

			Fair Value /
			Carrying
			Amount
			Of Asset	Expected Maturity
	Contract Amount in	Average	(Liability)	2014	2015
	Foreign Currency	Forward Rate (1)	$	$	$
Norwegian Kroner	667,700	6.15	(400)	54,930	53,599
Singapore Dollar	6,000	1.26	46	4,767	—

			(354)	59,697	53,599

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2015 through 2019. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2015 through 2019. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2015 through 2019. As at June 30, 2014, the Company was committed to the following cross currency swaps:

					Fair Value /
					Carrying
Notional	Notional	Floating Rate Receivable			Amount of
Amount	Amount	Reference		Fixed Rate	Asset /	Remaining
NOK	USD	Rate	Margin	Payable	(Liability)	Term (years)
700,000	122,800	NIBOR	4.75%	5.52%	(9,537)	1.3
500,000	89,700	NIBOR	4.00%	4.80%	(8,943)	1.6
600,000	101,400	NIBOR	5.75%	7.49%	(6,337)	2.6
700,000	125,000	NIBOR	5.25%	6.88%	(14,513)	2.8
800,000	143,500	NIBOR	4.75%	5.93%	(14,285)	3.6
900,000	150,000	NIBOR	4.35%	6.43%	(7,505)	4.2
1,000,000	162,200	NIBOR	4.25%	6.28%	(2,621)	4.6

					(63,741)

Interest Rate Risk

The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In addition, the Company holds interest rate swaps which exchange a payment of floating rate interest for a receipt of fixed interest in order to reduce the Company’s exposure to the variability of interest income on its restricted cash deposits. The Company has not designated any of its interest rate swap agreements in its consolidated entities as cash flow hedges for accounting purposes.

As at June 30, 2014, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Asset /	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	400,757	(91,531)	22.6	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,653,623	(362,136)	6.1	3.6
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	500,000	(7,416)	1.2	3.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,066	121,309	22.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	330,845	(44,034)	6.5	3.1

			(383,808)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2014, ranged from 0.3% to 4.5%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	Interest rate swap with an aggregate principal amount of $180 million is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2014 whereby the swap will be settled based on its fair value at that time. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.
(5)	Principal amount reduces monthly to 70.1 million Euros ($96.0 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 241.7 million Euros.

Stock Purchase Warrants

In January 2014, Teekay and Teekay Tankers formed TIL. Teekay and Teekay Tankers purchased an aggregate of 5.0 million shares of TIL’s common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In addition, Teekay and Teekay Tankers received stock purchase warrants entitling them to purchase an aggregate of up to 1.5 million shares of common stock of TIL at a fixed price of $10 per share. The estimated fair value of the warrants on issuance was $6.8 million and is included in other income in the consolidated statements of (loss) income. The stock purchase warrants vest in four equally sized tranches. Each tranche will vest and become exercisable when and if the fair market value of a share of TIL’s common stock equals or exceeds $12.50, $15.00, $17.50 and $20.00, respectively (or equivalent amounts in NOK) for such tranche for any ten consecutive trading days. The stock purchase warrants expire on January 23, 2019. The fair value of the stock purchase warrants at June 30, 2014 was $8.1 million. The Company reports the unrealized gains and losses from the stock purchase warrants in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of (loss) income.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	696	11	—	(741)	(320)
Interest rate swap agreements	17,200	105,488	(22,281)	(173,920)	(310,295)
Cross currency swap agreements	537	—	(39)	(2,808)	(61,431)
Stock purchase warrants	—	8,051	—	—	—

	18,433	113,550	(22,320)	(177,469)	(372,046)

As at December 31, 2013
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	482	12	—	(1,819)	(155)
Interest rate swap agreements	21,779	69,785	(22,025)	(140,503)	(248,091)
Cross currency swap agreements	779	—	3	(1,677)	(51,324)

	23,040	69,797	(22,022)	(143,999)	(299,570)

As at June 30, 2014, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Company’s consolidated balance sheets. As at June 30, 2014, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $122.0 million and an aggregate fair value liability amount of $411.2 million.

Realized and unrealized gains and losses from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of income. The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(30,755)	(30,899)	(60,245)	(61,251)
Interest rate swap agreement terminations	—	(4,187)	1,000	(4,187)
Foreign currency forward contracts	110	(1,873)	(1,175)	(1,452)

	(30,645)	(36,959)	(60,420)	(66,890)

Unrealized (losses) gains relating to:
Interest rate swap agreements	(39,096)	96,911	(64,494)	116,115
Foreign currency forward contracts	(1,926)	(3,917)	1,125	(6,979)
Stock purchase warrants	(3,664)	—	1,210	—

	(44,686)	92,994	(62,159)	109,136

Total realized and unrealized (losses) gains on derivative instruments	(75,331)	56,035	(122,579)	42,246

Realized and unrealized losses of the cross currency swaps are recognized in earnings and reported in foreign currency exchange (loss) gain in the consolidated statements of (loss) income. The effect of the loss on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized gain on partial termination of cross currency swap	—	—	—	6,800
Realized (losses) gains	(144)	503	(289)	1,565
Unrealized losses	(24,803)	(16,399)	(11,481)	(54,353)

Total realized and unrealized losses on cross currency swaps	(24,947)	(15,896)	(11,770)	(45,988)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.